6. CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details Abstract
Balances in banks	$ 32,984,904	$ 21,158,613
Balances in mutual funds	4,501,433	0
Balances in time deposits	0	10,003,733
Total	$ 37,486,337	$ 31,162,346	$ 47,213,517	$ 30,635,184